Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Corporate tax rate in Israel	(0.01%)	(0.10%)
Operating loss carryforwards (in Dollars)	$ 257,690
Income taxes are comprised of current tax expenses (in Dollars)	$ 5	$ 42	$ 69
Statutory tax rate	23.00%	23.00%
Israel [Member]
Income Taxes [Line Items]
Corporate tax rate in Israel	23.00%	23.00%	23.00%
United States [Member]
Income Taxes [Line Items]
Statutory tax rate	21.00%
United States [Member] | Minimum [Member]
Income Taxes [Line Items]
Statutory tax rate	6.50%	6.50%	6.50%
United States [Member] | Maximum [Member]
Income Taxes [Line Items]
Statutory tax rate	11.50%	11.50%	11.50%
United Kingdom [Member]
Income Taxes [Line Items]
Income taxes are comprised of current tax expenses (in Dollars)	$ 5